Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Investor Money Market Funds
Administration, Class A, Class C, Class I, Preferred and Service Shares of the
Goldman Sachs Investor Tax‑Exempt Money Market Fund
(the “Fund”)
Supplement dated September 20, 2024, to the
Summary Prospectuses and Prospectuses, each dated March 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to the Fund’s principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. These changes will be effective as of the close of business on October 20, 2024 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Summary Prospectuses and Prospectuses are revised as follows:
The following replaces in its entirety the first paragraph under the “Investor Tax‑Exempt Money Market Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects the Fund to invest directly or indirectly in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund may also invest up to 20% of its Net Assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the AMT. Such investments include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

Goldman Sachs Investor Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Investor Money Market Funds
Administration, Class A, Class C, Class I, Preferred and Service Shares of the
Goldman Sachs Investor Tax‑Exempt Money Market Fund
(the “Fund”)
Supplement dated September 20, 2024, to the
Summary Prospectuses and Prospectuses, each dated March 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to the Fund’s principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. These changes will be effective as of the close of business on October 20, 2024 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Summary Prospectuses and Prospectuses are revised as follows:
The following replaces in its entirety the first paragraph under the “Investor Tax‑Exempt Money Market Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects the Fund to invest directly or indirectly in municipal obligations, but the Fund may invest in short-term taxable instruments for temporary investment purposes. The Fund may also invest up to 20% of its Net Assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the AMT. Such investments include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).